CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Manufacturing and royalty revenues	$ 112,780	$ 35,932	$ 215,759	$ 114,363
Product sales, net	10,597	7,729	30,170	20,402
Research and development revenue	2,266	314	13,575	737
Total revenues	125,643	43,975	259,504	135,502
EXPENSES:
Cost of goods manufactured and sold	42,752	12,860	76,501	39,436
Research and development	40,493	22,503	96,703	69,412
Selling, general and administrative	35,469	20,521	103,200	58,683
Amortization of acquired intangible assets	11,896		13,713
Total expenses	130,610	55,884	290,117	167,531
OPERATING LOSS	(4,967)	(11,909)	(30,613)	(32,029)
OTHER (EXPENSE) INCOME, NET:
Interest income	350	650	1,235	2,175
Interest expense	(10,458)		(18,019)	(3,298)
Other income (expense), net	345	(83)	770	(266)
Total other (expense) income, net	(9,763)	567	(16,014)	(1,389)
LOSS BEFORE INCOME TAXES	(14,730)	(11,342)	(46,627)	(33,418)
INCOME TAX PROVISION (BENEFIT)	98	41	3,694	(960)
NET INCOME (LOSS)	(14,828)	(11,383)	(50,321)	(32,458)
LOSS PER COMMON SHARE:
Basic and diluted (in dollars per share)	$ (0.11)	$ (0.12)	$ (0.46)	$ (0.34)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic and diluted (in shares)	129,670	95,667	109,645	95,502
COMPREHENSIVE LOSS:
NET INCOME (LOSS)	(14,828)	(11,383)	(50,321)	(32,458)
Unrealized gains (losses) on marketable securities:
Holding gains (losses), net of tax	27	(516)	368	431
Unrealized gains (losses) on marketable securities	27	(516)	368	431
Unrealized losses on derivative contracts	(33)		(276)
COMPREHENSIVE LOSS	$ (14,834)	$ (11,899)	$ (50,229)	$ (32,027)